United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/2002

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfax, 5/14/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      32

Form 13F Information Table Value Total: 231,297(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

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
                                               FORM 13F INFORMATION TABLE

                                                        VALUE     SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000)   PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
HARRAHS ENTMT INC                          C   41361910   $3,765       78100SH           SOLE                                 78100
HOST MARRIOTT CORP NEW                     C   44107P10   $5,692      603700SH           SOLE                                603700
STARWOOD HOTELS & RESORTS WO               C   85590A20   $8,074      350450SH           SOLE                                350450
LEXINGTON CORPORATE PPTYS TR               C   52904310    $660        41000SH           SOLE                                 41000
ARCHSTONE-SMITH TR                         C   39583109   $5,320      222800SH           SOLE                                222800
AVALONBAY CMNTYS INC                       C   5348410    $8,845      211600SH           SOLE                                211600
BOSTON PPTYS INC                           C   10112110  $11,171      300300SH           SOLE                                300300
BROOKFIELD PPTYS CORP                      C   11290010   $8,054      418400SH           SOLE                                418400
CAMDEN PPTY TR                             C   13313110   $4,435      133800SH           SOLE                                133800
CHELSEA PPTY GROUP INC                     C   16342110   $4,387      130000SH           SOLE                                130000
EQUITY OFFICE PPTYS TR                     C   29474110  $14,543      563254SH           SOLE                                563254
EQUITY RESIDENTIAL                         C   29476L10  $12,736      532000SH           SOLE                                532000
HEALTH CARE PPTY INVS INC                  C   42191510   $6,828      160300SH           SOLE                                160300
HOME PPTYS NY INC                          C   43730610    $523        16100SH           SOLE                                 16100
HOSPITALITY PPTYS TR                       C   44106M10   $4,915      148400SH           SOLE                                148400
KILROY RLTY CORP                           C   49427F10   $4,696      198100SH           SOLE                                198100
MANUFACTURED HOME CMNTYS INC               C   56468210   $4,625      145100SH           SOLE                                145100
PAN PAC RETAIL PPTYS INC                   C   69806L10   $6,298      183100SH           SOLE                                183100
PROLOGIS TR                                C   74341010  $11,533      461900SH           SOLE                                461900
PS BUSINESS PKS INC CALIF                  C   69360J10   $4,313      125600SH           SOLE                                125600
PUBLIC STORAGE INC                         C   74460D10  $10,752      335500SH           SOLE                                335500
RECKSON ASSOCS RLTY CORP                   C   75621K10   $8,846      386300SH           SOLE                                386300
REGENCY CTRS CORP                          C   75884910   $7,163      234100SH           SOLE                                234100
ROUSE CO                                   C   77927310   $5,327      168000SH           SOLE                                168000
SL GREEN RLTY CORP                         C   78440X10   $8,750      280900SH           SOLE                                280900
TAUBMAN CENTERS INC                        C   876664103  $3,275      227800SH           SOLE                                227800
UNITED DOMINION RLTY TR INC                C   91019710   $5,480      343600SH           SOLE                                343600
VORNADO RLTY TR                            C   92904210  $12,888      322200SH           SOLE                                322200
AMB PPTY CORP                              C   00163T10   $7,508      259800SH           SOLE                                259800
APARTMENT INVT & MGMT CO                   C   03748R10   $8,333      214500SH           SOLE                                214500
CATELLUS DEV CORP                          C   14911110   $4,173      226200SH           SOLE                                226200
MILLS CORP                                 C   60114810   $4,899      165200SH           SOLE                                165200
SIMON PPTY GROUP INC NEW                   C   82880610  $12,490      345800SH           SOLE                                345800



















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